Investment in Equity-Accounted Associate - Schedule of Movement in the Carrying Amount of the Investment in Associates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement in the Carrying Amount of the Investment in Associates [Abstract]
Balance at beginning of year	$ 350,068	$ 343,239
Share of net income/(losses) recognised during the year	(70,682)	6,829	$ (2,263)
Impairment of investment	(279,386)
Balance at end of year		$ 350,068	$ 343,239